Condensed Consolidated Statements Of Cash Flows (Unaudited) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥ 863,960		¥ 431,000
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	161,833		148,908
Impairment of intangible assets	108		133
Credit for credit losses	(68,138)		(60,229)
Investment securities gains-net	(63,232)	[1]	(129,961)	[1]
Foreign exchange losses (gains)-net	516,072		(650,166)
Equity in earnings of equity method investees-net	(121,538)		(87,151)
Provision for deferred income tax expense (benefit)	222,795		(65,679)
Decrease in trading account assets, excluding foreign exchange contracts	255,002		4,696,645
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts	27,504		(2,950,016)
Decrease in accrued interest receivable and other receivables	32,422		23,599
Decrease in accrued interest payable and other payables	(161,440)		(23,032)
Net increase (decrease) in accrued income taxes and decrease (increase) in income tax receivables	(72,647)		91,984
Net decrease (increase) in collateral for derivative transactions	(508,262)		473,165
Other-net	(214,860)		(77,208)
Net cash provided by operating activities	869,579		1,821,992
Cash flows from investing activities:
Proceeds from sales and maturities of Available-for-sale securities (including proceeds from securities under fair value option)	82,960,979		68,974,600
Purchases of Available-for-sale securities (including purchases of securities under fair value option)	(77,658,168)		(66,065,322)
Proceeds from maturities of Held-to-maturity securities	339,164		387,667
Purchases of Held-to-maturity securities	(1,070,569)		(99,823)
Proceeds from sales of Other investment securities	10,458		18,176
Purchases of Other investment securities	(3,750)		(10,745)
MUB's acquisition of PB Capital Corporation's institutional commercial real estate lending division			(358,040)
Purchase of common stock investment in VietinBank, an affiliated company of BTMU			(75,136)
Acquisition of Mitsubishi UFJ Fund Services Holdings Limited (formerly Butterfield Fulcrum Group), a subsidiary of MUTB			(30,191)
Net decrease (increase) in loans	141,766		(1,363,434)
Net increase in interest-earning deposits in other banks	(7,663,837)		(7,134,067)
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	1,006,132		(302,683)
Capital expenditures for premises and equipment	(79,027)		(70,608)
Purchases of intangible assets	(106,687)		(98,370)
Proceeds from sales of consolidated VIEs and subsidiaries-net	60,989		112,735
Other-net	7,612		(8,874)
Net cash used in investing activities	(2,054,938)		(6,124,115)
Cash flows from financing activities:
Net increase (decrease) in deposits	(123,450)		2,304,281
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	(1,585,837)		2,320,294
Net increase (decrease) in due to trust account	378,453		(146,066)
Net decrease in other short-term borrowings	(434,846)		(598,304)
Proceeds from issuance of long-term debt	4,562,866		1,721,615
Repayments of long-term debt	(1,304,595)		(1,394,426)
Proceeds from sales of treasury stock	1		402
Dividends paid	(136,410)		(108,000)
Payments for acquisition of preferred stock	(390,000)
Payments for purchase of shares of certain subsidiaries from noncontrolling interest shareholders	(28,937)
Other-net	(21,277)		13,599
Net cash provided by financing activities	915,968		4,113,395
Effect of exchange rate changes on cash and cash equivalents	(7,129)		53,008
Net decrease in cash and cash equivalents	(276,520)		(135,720)
Cash and cash equivalents at beginning of period	3,689,228		3,619,253
Cash and cash equivalents at end of period	3,412,708		3,483,533
Cash paid during the period for:
Interest	363,903		301,261
Income taxes, net of refunds	259,851		73,106
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	¥ 1,493		¥ 2,274

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value of ¥ 1,102 million and ¥ 956 million; Other comprehensive income-net of ¥ 202 million and ¥ 67 million; Total credit losses of ¥ 1,304 million and ¥ 1,023 million for the six months ended September 30, 2013 and 2014, respectively.